Income Taxes - Schedule of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 CNY (¥)	Feb. 28, 2019 CNY (¥)
Deferred income tax expense:
Total income tax expense	¥ 4,760	$ 735	¥ 4,189	¥ 10,116
Foreign Tax Authority | State Administration of Taxation, PRC
Current income tax expense:
PRC	8,030	1,241	16,865	16,450
Deferred income tax expense:
PRC	(3,270)	(506)	(12,676)	(6,334)
Total income tax expense	¥ 4,760	$ 735	¥ 4,189	¥ 10,116